Supplement to the currently effective SUMMARY PROSPECTUSES

Deutsche High Income VIP

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The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading of the “MANAGEMENT” section of the fund’s summary prospectuses.

Gary Russell, CFA, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2006.

Thomas R. Bouchard, Vice President. Portfolio Manager of the fund. Began managing the fund in 2016.

Please Retain This Supplement for Future Reference

February 1, 2016

PROSTKR-569